Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
Note 21. Financial Instruments
Fair Value of Financial Instruments
The Company’s financial assets and liabilities that are measured at fair value are based on level 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Financial instrument (current asset)	91	917	—	735
Financial instrument (non-current asset)	2,880	21,570	2,680	10,752
Financial instrument (current liability)	47	801	236	147
Financial instrument (non-current liability)	—	1,672	—	1,262

21.1 Total debt
The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2018 and 2017, which is considered to be level 1 in the fair value hierarchy.

	2019		2018
Carrying value	Ps.	117,951	Ps.	128,664
Fair value		124,038		128,741
21.2 Interest rate swaps
The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, pursuant to which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedged amount is recorded in the consolidated income statements.
At December 31, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	4,365	Ps.	(142)	Ps.	—
2021		405		(24)		—
2022		414		(20)		—
2023		12,770		(79)		245
2024		3		—		—
At December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,032	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,548		(151)		—
2022		617		(18)		—
2023		13,101		(49)		1,143
The net effect of expired contracts treated as hedges are recognized as interest expense within the consolidated income statements.
21.3 Forward agreements to purchase foreign currency
The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in Euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are highly probable.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of cost of goods sold when the raw material is included in sale transaction, and as a part of foreign exchange when the inflow in Euros are received.
At December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	8,447	Ps.	(292)	Ps.	34
2021		215		—		27
2022		52		—	Ps.	5
At December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	5,808	Ps.	(65)	Ps.	133
21.4 Options to purchase foreign currency
The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain/ (loss) on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.
At December 31, 2019, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	107	Ps.	—	Ps.	2
At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57
21.5 Cross-currency swaps
The Company has contracted for a number of cross-currency swaps to reduce its exposure to risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-Currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure.
These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross-currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the consolidated income statements.

The Company has cross-currency contracts designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.
At December 31, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2019		Fair Value Asset December 31, 2019
2020	Ps.	17,252	Ps.	(307)	Ps.	883
2021		702		—		49
2022		375		—		3
2023		23,466		(594)		7,122
2024		1,788		(53)		—
2026		772		(63)		—
2027		6,596		(843)		—
2029		1,371		—		121
2043		8,869		—		576
At December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,738	Ps.	—	Ps.	502
2020		18,126		(378)		1,015
2021		4,774		—		615
2022		396		(7)		—
2023		23,948		(396)		7,818
2026		813		(154)		—
2027		6,889		(42)		202
21.6 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as Cash Flow Hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”
The fair value of expired commodity price contract was recorded in cost of goods sold where the hedged item was recorded also in cost of goods sold.
At December 31, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31 2019
2020	Ps.	1,554	Ps.	53
2021	Ps.	98	Ps.	15

At December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31 2018
2019	Ps.	1,223	Ps.	(88)
At December 31, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2019
2020	Ps.	394	Ps.	4
At December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	265	Ps.	(17)
At December 31, 2019, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019
2020	Ps.	320	Ps.	(28)
At December 31, 2018, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	1,303	Ps.	(131)
21.7 Treasury Lock contracts
The Company has contracted a number of treasury locks to reduce its exposure to interest rate fluctuations associated with its USD debt. These treasury locks, for accounting purposes are recorded as Cash Flow Hedges and the interest rate variation is recorded in the consolidated balance sheet as “cumulative other comprehensive income”.
At December 31, 2019, the Company had the following outstanding treasury locks agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	10,365	Ps.	—	Ps.	102
21.8 Option embedded in the Promissory Note to fund the Vonpar’s acquisition
On December 6, 2016, as part of the purchase price paid for the Coca-Cola FEMSA’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,166 million Brazilian reais which was partially offset on November 14, 2018, as a result of the occurrence of certain contingencies for which the sellers agreed to indemnify Coca-Cola FEMSA. The promissory note beards interest at an annual rate of 0.375% and was denominated and payable in Brazilian reais,but linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. On December 6, 2019 the promissory note matured and was paid in full in cash for the outstanding amount of 1,002 million Brazilian reais, which was at the time equivalent to US $236 million (Ps. 4,670 million as of December 31, 2019).

21.9 Net effects of expired contracts that met hedging criteria

	Impact in Consolidated Income Statement	2019		2018		2017
Cross currency swap (1)	Interest expense	Ps.	199	Ps.	157	Ps.	2,102
Cross currency swap (1)	Foreign exchange		480		642		—
Interest rate swaps	Interest expense		515		—		—
Forward agreements to purchase foreign currency	Foreign exchange		(116)		(87)		(40)
Commodity price contracts	Cost of goods sold		(391)		(258)		(6)
Options to purchase foreign currency	Cost of goods sold		(63)		(8)		—
Forward agreements to purchase foreign currency	Cost of goods sold		(163)		240		89

(1)	This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.
21.10 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

Derivative	Impact in Consolidated Income Statement	2019		2018		2017
Forward agreements to purchase foreign currency	Market value gain (loss) on financial statements	Ps.	4	Ps.	(12)	Ps.	12
Cross currency swaps	Market value (loss) gain on financial statements	Ps.	(293)		(116)		337
21.11 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2019		2018		2017
Cross-currency swaps	Market value loss on financial instruments	Ps.	(293)	Ps.	(186)	Ps.	(104)
Embedded derivatives	Market value gain on financial instruments		4		—		1
21.12 Risk management
The Company has exposure to the following financial risks:

•	Market risk;

•	Interest rate risk;

•	Liquidity risk; and

•	Credit risk.
The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:

•
The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts which is not reflected in the change in the fair value of the hedged cash flows attributable to change in the types of change; and

•	Changes in the periodicity of covered.

21.12.1 Market risk
Market risk is the risk that the fair value of future cash flow of a financial instrument will fluctuate because of changes in market prices. Market prices include currency risk and commodity price risk.
The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, and commodity prices risk including:

•	Forward Agreements to Purchase Foreign Currency in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Cross-Currency Swaps in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.
The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses.

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2019
FEMSA (1)	+9% MXN/EUR	Ps.	57
	-9% MXN/EUR		(57)
	+13% BRL/USD		202
	-13% BRL/USD		(202)
Coca-Cola FEMSA	+9% MXN/USD		739
	-9% MXN/USD		(739)
	+13% BRL/USD		155
	-13% BRL/USD		(155)
	+5% UYU/USD		23
	-5% UYU/USD		(23)
	+10% COP/USD		54
	-10% COP/USD		(54)
	+25% ARS/USD		88
	-25% ARS/USD		(88)
2018
FEMSA (1)	+12 MXN/EUR	Ps.	116
	-12% MXN/EUR		(116)
Coca-Cola FEMSA	+13% MXN/USD		668
	-13% MXN/USD		(668)
	+16% BRL/USD		413
	-16% BRL/USD		(413)
	+8% UYU/USD		46
	-8% UYU/USD		(46)
	+12% COP/USD		2
	-12% COP/USD		(2)
	+27% ARS/USD		522
	-27% ARS/USD		(522)
2017
FEMSA (1)	+13% MXN/EUR	Ps.	141
	-13% MXN/EUR		(141)
	+8% CLP/USD		2
	-8% CLP/USD		(2)
Coca-Cola FEMSA	+12% MXN/USD		626
	-12% MXN/USD		(626)
	+14% BRL/USD		234
	-14% BRL/USD		(234)
	+9% COP/USD		73
	-9% COP/USD		(73)
	+10% ARS/USD		29
	-10% ARS/USD		(29)

(1)	Does not include Coca-Cola FEMSA.

Cross Currency Swaps (1) (2)	Change in Exchange Rate	Effect on Equity		Effect on Profit or Loss
2019
FEMSA (3)	+11% CLP/USD	Ps.	—	Ps.	546
	-11% CLP/USD		—		(546)
	+9% MXN/USD		—		1,805
	-9% MXN/USD		—		(1,805)
	+10% COP/USD		—		286
	-10% COP/USD		—		(286)
	+13% MXN/BRL		—		177
	-13% MXN/BRL		—		(177)
Coca-Cola FEMSA	+9% MXN/USD		2,315		—
	-9% MXN/USD		(2,315)		—
	+13% BRL/USD		645		—
	-13% BRL/USD		(645)		—
2018
FEMSA (3)	+10% CLP/USD	Ps.	—	Ps.	368
	-10% CLP/USD		—		(368)
	+13% MXN/USD		—		2,706
	-13% MXN/USD		—		(2,706)
	+12% COP/USD		—		283
	-12% COP/USD		—		(283)
	+15% MXN/BRL		—		27
	-15% MXN/BRL		—		(27)
Coca-Cola FEMSA	+13% MXN/USD		3,130		—
	-13% MXN/USD		(3,130)		—
	+16% BRL/USD		9,068		—
	-16% BRL/USD		(9,068)		—
2017
FEMSA (3)	+8% CLP/USD	Ps.	—	Ps.	373
	-8% CLP/USD		—		(373)
	+12% MXN/USD		—		3,651
	-12% MXN/USD		—		(3,651)
	+9% COP/USD		—		304
	-9% COP/USD		—		(304)
	+14% MXN/BRL		—		23
	-14% MXN/BRL		—		(23)
Coca-Cola FEMSA	+12% MXN/USD		3,540		—
	-12% MXN/USD		(3,540)		—
	+14% BRL/USD		7,483		—
	-14% BRL/USD		(7,483)		—

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

Net Cash in Foreign Currency (1)	Change in Exchange Rate	Effect on Profit or Loss
2019
FEMSA (2)	+9% EUR/+9 % USD	Ps.	3,833
	-9% EUR/ -9 % USD		(3,833)
Coca-Cola FEMSA	+8% USD		940
	-8% USD		(940)
2018
FEMSA (2)	+12% EUR/+13 % USD	Ps.	8,596
	-12% EUR/ -13 % USD		(8,596)
Coca-Cola FEMSA	f+13% USD		1,868
	-13% USD		(1,868)
2017
FEMSA (2)	+13% EUR/+12% USD	Ps.	8,077
	-13% EUR/ -12% USD		(8,077)
Coca-Cola FEMSA	+12% USD		553
	-12% USD		(553)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Commodity Price Contracts (1)	Change in U.S.$ Rate	Effect on Equity
2019
Coca-Cola FEMSA	Sugar - 24%	Ps.	(255)
	Aluminum - 15%	Ps.	(1,164)
2018
Coca-Cola FEMSA	Sugar -30%	Ps.	(341)
	Aluminum - 22%	Ps.	(55)
2017
Coca-Cola FEMSA	Sugar - 30%	Ps.	(32)

(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.
21.12.2 Interest rate risk
Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

Interest Rate Swap (1)	Change in Bps.		Effect on Equity
2019
FEMSA (2)	(100 Bps.	)	Ps.	(432)
Coca-Cola FEMSA	(100 Bps.	)		(37)
2018
FEMSA (2)	(100 Bps.	)	Ps.	(359)
Coca-Cola FEMSA	(100 Bps.	)		(1,976)
2017
FEMSA (2)	(100 Bps.	)	Ps.	(452)
Coca-Cola FEMSA	(100 Bps.	)		(234)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2019		2018		2017
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(50)	Ps.	145	Ps.	(251)
21.12.3 Liquidity risk
Each of the Company’s
sub-holding
companies generally finances its operational and capital requirements on an independent basis. As of December 31, 2019 and 2018, 64.3% and 68.2%, respectively of the Company’s outstanding consolidated total indebtedness was at the level of its sub-holding
companies. This structure is attributable, in part, to the inclusion of third parties in the capital structure of Coca-Cola FEMSA. Currently, the Company’s management expects to continue financing its operations and capital requirements when it is considering domestic funding at the level of its sub-holding
companies, otherwise; it is generally more convenient that its foreign operations would be financed directly through the Company because of better market conditions obtained by itself. Nonetheless, sub-holdings
companies may decide to incur indebtedness in the future to finance their own operations and capital requirements of the Company’s subsidiaries or significant acquisitions, investments or capital expenditures. As a holding company, the Company depends on dividends and other distributions from its subsidiaries to service the Company’s indebtedness.
The Company’s principal source of liquidity has generally been cash generated from its operations. The Company has traditionally been able to rely on cash generated from operations because a significant majority of the sales of Coca-Cola FEMSA and FEMSA Comercio – Proximity, FEMSA Comercio – Health and FEMSA Comercio – Fuel Divisions are on a cash or short-term credit basis, and FEMSA Comercio’s OXXO stores are able to finance a significant portion of their initial and ongoing inventories with supplier credit. The Company’s principal use of cash has generally been for capital expenditure programs, acquisitions, debt repayment and dividend payments.
Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate cash reserves and continuously monitoring forecast and actual cash flows, and with a low concentration of maturities per year.
The Company has access to credit from national and international banking institutions in order to meet treasury needs; besides, the Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.

As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial practicable to remit cash generated in local operations to fund cash requirements in other countries. In the event that cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future the Company management may finance its working capital and capital expenditure needs with short-term or other borrowings.
The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in joint ventures or other transactions. We would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.
The Company’s
sub-holding
companies generally incur short-term indebtedness in the event that they are temporarily unable to finance operations or meet any capital requirements with cash from operations. A significant decline in the business of any of the Company’s sub-holding
companies may affect the
sub-holding
company’s ability to fund its capital requirements. A significant and prolonged deterioration in the economies in which we operate or in the Company’s businesses may affect the Company’s ability to obtain short-term and long-term credit or to refinance existing indebtedness on terms satisfactory to the Company’s management.
The Company presents the maturity dates associated with its long-term financial liabilities as of December 31, 2019, see Note 19. The Company generally makes payments associated with its long-term financial liabilities with cash generated from its operations.
The following table reflects all contractually fixed
pay-offs
for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2019. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2019.

	2020		2021		2022		2023		2024		2025 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	10,598	Ps.	1,130	Ps.	1,154	Ps.	29,446	Ps.	600	Ps.	44,328
Loans from Banks		5,745		809		902		542		4,711		—
IFRS 16 lease obligation		244		153		82		35		13		—
Derivative financial liabilities		1,291		1,337		1,192		(1,011)		671		(7,314)
The Company generally makes payments associated with its
non-current
financial liabilities with cash generated from its operations.
21.12.4 Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the risk management committee.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2019 and 2018 is the carrying amounts, see Note 7.
The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining in some cases a Credit Support Annex (“CSA”) that establishes margin requirements, which could change upon changes to the credit ratings given to the Company by independent rating agencies. As of December 31, 2019, the Company concluded that the maximum exposure to credit risk related with derivative financial instruments is not significant given the high credit rating of its counterparties.
21.13 Cash flows hedges
As of December 31, 2019, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	4,373	2,086	—
Average exchange rate MXN/USD	20.00	20.20	—
Net exposure	746	378	267
Average exchange rate BRL/USD	4.05	4.19	4.44
Net exposure	220	85	—
Average exchange rate COP/USD	3,491	3,460	—
Net exposure	137	—	—
Average exchange rate ARS/USD	79.23	—	—
Net exposure	335	87	—
Average exchange rate URY/USD	37.55	40.03	—

Foreign exchange currency option contracts
Net exposure	107	—	—
Average exchange rate COP/USD	3,252	—	—

Foreign exchange currency swap contracts
Net exposure	9,423	—	18,428
Average exchange rate MXN/USD	19.54	—	15.93
Net exposure	—	4,365	9,140
Average exchange rate BRL/USD	—	3.41	4.00
Net exposure	—	84	1,195
Average exchange rate BRL/MXN	—	0.21	0.21
Net exposure	—	—	2,403
Average exchange rate COP/USD	—	—	3,075
Net exposure	—	3,007	1,371
Average exchange rate CLP/USD	—	696.02	677.00

Interest rate risk
Interest rate swaps
Net exposure	—	4,365	—
Interest rate average BRL	—	8.34%	—
Net exposure	—	—	11,403
Interest rate average MXN	—	—	7.17%
Net exposure	—	—	2,197
Average exchange rate CLP	—	—	6.26%

Commodities risk
Aluminum	276	118	—
Average price (USD/Ton)	1,796	1,812	—
Sugar	1,192	361	98
Average price (USD cent/Lb)	13.09	12.73	13.45
PX+MEG	160	160	—
Average price (USD /Ton)	848	848	—

As of December 31, 2018, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1-6 months		6-12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,022	Ps.	—	Ps.	—
Average exchange rate MXN/EUR		23.78		—		—
Net exposure		3,484		683		—
Average exchange rate MXN/USD		20.19		20.75		—
Net exposure		805		337		—
Average exchange rate BRL/USD		3.75		3.83		—
Net exposure		429		63		—
Average exchange rate COP/USD		2,851		2,976		—
Net exposure		339		—		—
Average exchange rate ARS/USD		43.31		—		—
Net exposure		196		159		—
Average exchange rate URY/USD		32.9		33.97		—

Foreign exchange currency swap contracts
Net exposure		—		—		31,172
Average exchange rate MXN/USD		—		—		16.08
Net exposure		—		4,652		18,042
Average exchange rate BRL/USD		—		3.36		3.59
Net exposure		—		86		79
Average exchange rate BRL/MXN		—		0.18		0.19
Net exposure		—		—		1,928
Average exchange rate COP/USD		—		—		3,043.59
Net exposure		—		—		3,725
Average exchange rate CLP/USD		—		—		693.10

Interest rate risk
Interest rate swaps
Net exposure		—		4,013		8,594
Interest rate average BRL		—		6.29%		8.15%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		19		—		2,828
Average exchange rate CLP		6.45%		—		5.56%

Commodities risk
Aluminum		189		75,250		—
Average price (USD/Ton)		1,975		1,986		—
Sugar		725		498		—
Average price (USD cent/Lb)		12.86		13.11		—
PX+MEG		739		565		—
Average price (USD /Ton)		1,077		1,040		—

As of December 31, 2019, the Company does not have any cash flows hedge exposures.
As of December 31, 2018, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	1	22	—

As of December 31, 2017, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	—	11	—
As of December 31, 2019, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging reserve		Costs of hedging reserve
Balances at beginning of the period	Ps.	812	Ps.	12
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(333)		(12)
Foreign exchange currency risk – Other stock		(6,202)		—
Interest rate risk		5,327		—
The amounts included in non-financial costs:
Taxes due to changes in reserves during the period		363		—

Balances at the end of the period	Ps.	(33)	Ps.	—